(2) Significant Accounting Policies: Impairment of Long-lived Assets and Goodwill: Schedule of Intangible Assets and Goodwill (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Goodwill	$ 375,000	$ 5,889,395
Scenario, Previously Reported
Goodwill	375,000	5,889,395
Scenario, Previously Reported | CPIMember
Goodwill, Gross	2,488,068	2,488,068
Goodwill, Impaired, Accumulated Impairment Loss	(2,488,068)
Goodwill	0	2,488,068
Scenario, Previously Reported | MMSMember
Goodwill, Gross	3,401,327	1,421,995
Additions		(1,979,332)
Additions		1,979,332
Goodwill, Impaired, Accumulated Impairment Loss	(3,026,327)
Goodwill	$ 375,000	$ 3,401,327